Supplement to the
Fidelity® Connecticut Municipal Income Fund and Fidelity® Connecticut Municipal Money Market Fund
January 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Elizah McLaughlin serves as co-manager of Fidelity® Connecticut Municipal Income Fund.

The following information supplements information found in the "Management Contract" section.

Elizah McLaughlin is co-manager of Fidelity® Connecticut Municipal Income Fund and receives compensation for her services. As of September 30, 2018, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index and rolling periods of up to ten years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity® Connecticut Municipal Income Fund is based on the fund’s pre-tax investment performance measured against the Bloomberg Barclays Connecticut 2+ Year Enhanced Municipal Bond Index and the fund’s pre-tax investment performance within the Lipper℠ Other States Municipal Debt Funds. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Ms. McLaughlin as of September 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	33	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$47,484	none	$2,809
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Connecticut Municipal Income Fund ($339 (in millions) assets managed).

As of September 30, 2018, the dollar range of shares of Fidelity® Connecticut Municipal Income Fund beneficially owned by Ms. McLaughlin was none.

CTF-CTMB-18-01 1.475746.130	December 10, 2018

Supplement to the
Fidelity® New Jersey AMT Tax-Free Money Market Fund, Fidelity® New Jersey Municipal Income Fund and Fidelity® New Jersey Municipal Money Market Fund
January 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Elizah McLaughlin serves as co-manager of Fidelity® New Jersey Municipal Income Fund.

The following information supplements information for Fidelity® New Jersey Municipal Income Fund found in the "Management Contracts" section.

Elizah McLaughlin is co-manager of Fidelity® New Jersey Municipal Income Fund and receives compensation for her services. As of September 30, 2018, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index and rolling periods of up to ten years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity® New Jersey Municipal Income Fund is based on the fund’s pre-tax investment performance measured against the Bloomberg Barclays New Jersey Enh wPort Authority of NY and NJ Muni Ind w/Housing Index and the fund’s pre-tax investment performance within the Lipper℠ New Jersey Municipal Debt Funds. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Ms. McLaughlin as of September 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	33	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$47,484	none	$2,809
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® New Jersey Municipal Income Fund ($507 (in millions) assets managed).

As of September 30, 2018, the dollar range of shares of Fidelity® New Jersey Municipal Income Fund beneficially owned by Ms. McLaughlin was none.

NJNB-18-01 1.475765.134	December 10, 2018